UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3721

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end: 05/31

Date of reporting period: 8/31/12

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Intermediate Municipal Bond Fund, Inc.
August 31, 2012 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.9%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--2.2%
Alabama Port Authority,
Docks Facilities Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	10/1/22	5,000,000	5,323,650
Alabama Public School and College
Authority, Capital Improvement
Bonds	5.00	12/1/24	2,500,000	2,949,100
Birmingham Water Works Board,
Water Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	1/1/17	6,310,000	7,318,022
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/17	5,050,000	5,068,382
Alaska--.5%
Alaska Industrial Development and
Export Authority, Revolving
Fund Revenue	5.25	4/1/24	3,780,000	4,532,938
Arizona--4.1%
Arizona Transportation Board,
Highway Revenue	5.00	7/1/21	10,990,000	12,577,396
Arizona Transportation Board,
Transportation Excise Tax
Revenue (Maricopa County
Regional Area Road Fund)	5.00	7/1/17	6,000,000	7,178,160
Arizona Water Infrastructure
Finance Authority, Water
Quality Revenue	5.00	10/1/19	1,965,000	2,455,444
Phoenix Civic Improvement
Corporation, Junior Lien Water
System Revenue	5.00	7/1/23	4,290,000	5,288,154

Pima County,
Sewer System Revenue
Obligations (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/23	3,250,000		3,888,495
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.13	7/1/15	2,055,000		2,073,721
Salt River Project Agricultural
Improvement and Power
District, Salt River Project
Electric System Revenue	5.00	12/1/27	4,500,000		5,496,930
California--12.4%
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (San Diego Hospital
Association)	5.13	3/1/18	155,000		162,764
Arcadia Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/20	1,635,000	a	1,208,379
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.25	4/1/24	6,000,000		7,316,640
California,
GO (Various Purpose)	5.25	10/1/20	18,060,000		21,938,204
California,
GO (Various Purpose)	5.25	3/1/22	1,250,000		1,493,100
California,
GO (Various Purpose)	5.63	4/1/25	3,500,000		4,160,765
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.00	12/1/24	2,500,000		3,000,850
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services)	6.25	10/1/24	3,000,000		3,626,430
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	5.25	8/15/22	3,000,000		3,456,000

California Housing Finance Agency,
Home Mortgage Revenue	4.55	8/1/21	2,555,000		2,582,211
California Housing Finance Agency,
Home Mortgage Revenue	4.60	8/1/21	2,225,000		2,234,612
California Housing Finance Agency,
Home Mortgage Revenue
(Insured; FGIC)	4.40	2/1/18	3,300,000		3,375,141
California Housing Finance Agency,
Home Mortgage Revenue
(Insured; FGIC)	4.40	8/1/18	3,310,000		3,378,749
California State University
Trustees, Systemwide Revenue	5.00	11/1/22	5,000,000		6,222,050
Clovis Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	8/1/22	10,415,000	a	7,102,926
Coast Community College District,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	8/1/20	1,855,000	a	1,451,667
Los Angeles Department of
Airports, Subordinate Revenue
(Los Angeles International
Airport)	5.25	5/15/25	1,845,000		2,102,636
Los Angeles Harbor Department,
Revenue	5.00	8/1/19	1,425,000		1,718,336
Sacramento City Unified School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	7/1/23	5,065,000	a	3,184,416
San Diego County Water Authority,
Water Revenue	5.00	5/1/21	2,725,000		3,405,651
San Diego County Water Authority,
Water Revenue	5.00	5/1/28	5,000,000		5,940,550
San Diego Public Facilities
Financing Authority, Water
Revenue	5.00	8/1/24	7,560,000		9,082,206
San Francisco City and County
Airport Commission, Second
Series Revenue (San Francisco
International Airport)	5.00	5/1/17	5,000,000		5,735,200
Southern California Public Power

Authority, Revenue (Canyon
Power Project)	5.00	7/1/23	5,000,000		6,006,950
Southern California Public Power
Authority, Revenue (Windy
Point/Windy Flats Project)	5.00	7/1/23	1,850,000		2,247,510
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	4.75	6/1/25	1,785,000		1,785,893
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company
Project)	5.00	1/1/22	2,000,000		2,320,980
University of California Regents,
General Revenue	5.25	5/15/23	2,500,000		2,940,275
Colorado--.9%
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.00	10/1/23	5,355,000		6,409,828
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.00	9/1/18	3,000,000	a	2,455,230
Connecticut--.2%
Connecticut Health and Educational
Facilities Authority, Revenue
(Wesleyan University Issue)	5.00	7/1/26	1,000,000		1,190,130
Connecticut Health and Educational
Facilities Authority, Revenue
(Wesleyan University Issue)	5.00	7/1/27	1,000,000		1,183,850
District of Columbia--2.4%
District of Columbia,
HR (Children's Hospital
Obligated Group Issue)
(Insured; Assured Guaranty
Municipal Corp.)	5.25	7/15/18	2,000,000		2,380,980
District of Columbia,
Income Tax Secured Revenue	5.00	12/1/25	2,500,000		3,008,425
District of Columbia,

Revenue (Howard University
Issue) (Insured; AMBAC)
(Prerefunded)	5.00	10/1/16	2,545,000	b	3,013,000
District of Columbia,
Revenue (Howard University
Issue) (Insured; AMBAC)
(Prerefunded)	5.00	10/1/16	2,660,000	b	3,149,147
District of Columbia Water and
Sewer Authority, Public
Utility Subordinate Lien
Revenue	5.00	10/1/27	5,980,000		7,279,454
Washington Metropolitan Area
Transit Authority, Gross
Revenue Transit Bonds	5.25	7/1/23	3,725,000		4,478,717
Florida--12.9%
Bay County,
Sales Tax Revenue (Insured;
AMBAC)	5.00	9/1/24	2,375,000		2,578,181
Brevard County,
Local Option Fuel Tax Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	8/1/23	1,260,000		1,314,281
Broward County,
Port Facilities Revenue	5.00	9/1/21	4,340,000		4,873,820
Citizens Property Insurance
Corporation, Coastal Account
Senior Secured Revenue	5.00	6/1/19	3,000,000		3,445,800
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.25	6/1/17	7,500,000		8,603,775
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	5.00	6/1/21	5,000,000		5,810,700
Collier County School Board,
COP (Master Lease Program
Agreement) (Insured; Assured
Guaranty Municipal Corp.)	5.25	2/15/20	3,500,000		4,222,015
Collier County School Board,
COP (Master Lease Program

Agreement) (Insured; Assured
Guaranty Municipal Corp.)	5.25	2/15/22	2,000,000		2,446,240
Florida Education System,
University of Florida Housing
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/22	2,055,000		2,289,578
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/16	2,250,000		2,564,370
Florida Municipal Power Agency,
Revenue (Stanton II Project)
(Insured; AMBAC)	5.50	10/1/15	3,635,000		3,648,958
Florida Water Pollution Control
Financing Corporation, Water
PCR	5.25	1/15/21	2,545,000		2,701,110
Hillsborough County,
GO (Unincorporated Area Parks
and Recreation Program)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/22	1,155,000		1,475,928
Hillsborough County,
Junior Lien Utility Revenue
(Insured; AMBAC)	5.50	8/1/14	3,205,000		3,511,206
Indian River County,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/20	2,265,000		2,577,525
Jacksonville,
Guaranteed Entitlement
Improvement Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.38	10/1/16	3,080,000		3,092,597
Jacksonville Aviation Authority,
Revenue (Insured; AMBAC)	5.00	10/1/19	3,220,000		3,526,898
Jacksonville Economic Development
Commission, Health Care
Facilities Revenue (Florida
Proton Therapy Institute
Project)	6.00	9/1/17	2,545,000	c	2,903,387
Jacksonville Electric Authority,
Revenue (Saint Johns River
Power Park System)	5.00	10/1/20	2,000,000		2,435,240

Lakeland,
Energy System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/18	6,250,000		7,521,250
Martin County,
Utilities System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	10/1/13	1,485,000		1,560,007
Miami-Dade County,
Aviation Revenue (Miami
International Airport)	5.50	10/1/25	2,500,000		2,978,225
Miami-Dade County,
Transit System Sales Surtax
Revenue (Insured; XLCA)	5.00	7/1/24	2,330,000		2,637,490
Miami-Dade County,
Water and Sewer System Revenue	5.38	10/1/24	5,000,000		5,835,650
Miami-Dade County,
Water and Sewer System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	10/1/17	5,000,000		6,010,700
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; FGIC)	5.25	10/1/17	5,000,000		5,378,300
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; National
Public Finance Guarantee
Corp.) (Prerefunded)	5.00	8/1/13	5,000,000	b	5,215,500
Orlando Utilities Commission,
Utility System Revenue	5.00	10/1/23	2,500,000		3,005,700
Orlando-Orange County Expressway
Authority, Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	7/1/17	2,105,000		2,468,134
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School
Project)	6.75	7/1/22	3,000,000	d	809,910
Palm Beach County School Board,
COP (Master Lease Purchase

Agreement) (Insured; AMBAC)	5.38	8/1/14	4,000,000	4,347,680
Pasco County,
Solid Waste Disposal and
Resource Recovery System
Revenue	5.00	10/1/16	3,000,000	3,343,920
Polk County,
Constitutional Fuel Tax
Improvement Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	12/1/19	580,000	639,873
Polk County,
Utility System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	10/1/18	2,000,000	2,082,400
Sarasota County School Board,
COP (Master Lease Program
Agreement) (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/15	1,000,000	1,113,240
Seminole County,
Water and Sewer Revenue	5.00	10/1/21	1,050,000	1,173,974
Tampa,
Solid Waste System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/16	2,690,000	3,071,846
Georgia--2.2%
Atlanta,
Water and Wastewater Revenue	6.00	11/1/20	3,000,000	3,863,580
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	11/1/15	5,000,000	5,480,000
DeKalb County,
Water and Sewerage Revenue	5.25	10/1/25	4,000,000	5,197,560
Municipal Electric Authority of
Georgia, Revenue (Project One
Subordinated Bonds)	5.75	1/1/19	2,660,000	3,254,962
Private Colleges and Universities
Authority, Revenue (Emory
University)	5.00	9/1/16	3,235,000	3,801,093
Hawaii--1.0%

Hawaii,
Airports System Revenue	5.00	7/1/18	6,000,000	6,964,740
Honolulu City and County,
Wastewater System Revenue
(Second Bond Resolution)	5.00	7/1/22	2,500,000	2,974,975
Idaho--.2%
Idaho Health Facilities Authority,
Revenue (Trinity Health Credit
Group)	6.13	12/1/28	1,450,000	1,732,402
Illinois--4.0%
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)	5.00	1/1/17	2,500,000	2,908,575
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)
(Insured; CIFG)	5.50	1/1/15	6,450,000	6,894,598
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)
(Insured; National Public
Finance Guarantee Corp.)	5.25	1/1/17	2,000,000	2,347,940
Chicago,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/17	2,500,000	2,730,950
Chicago,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	1/1/20	1,450,000	1,643,459
Cook County Community High School
District Number 219, GO
(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/24	2,020,000	2,282,762
Greater Chicago Metropolitan Water
Reclamation District, GO
Capital Improvement Limited
Tax Bonds	5.00	12/1/31	3,000,000	3,568,080
Illinois,

Sales Tax Revenue	5.00	6/15/18	1,700,000	2,040,391
Illinois Toll Highway Authority,
Toll Highway Senior Revenue	5.00	1/1/25	5,000,000	5,744,150
Metropolitan Pier and Exposition
Authority, Dedicated State Tax
Revenue (McCormick Place
Expansion Project) (Insured;
National Public Finance
Guarantee Corp.)	5.55	6/15/21	2,500,000	2,901,850
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.00	6/1/18	1,500,000	1,724,325
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.25	6/1/21	3,300,000	3,881,163
Indiana--1.9%
Indiana Finance Authority,
Educational Facilities Revenue
(Butler University Project)	5.00	2/1/30	1,400,000	1,518,636
Indiana Finance Authority,
First Lien Wastewater Utility
Revenue (CWA Authority Project)	5.25	10/1/23	2,500,000	3,095,150
Indianapolis,
Gas Utility Distribution
System Second Lien Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	8/15/23	3,500,000	4,076,065
Indianapolis,
Thermal Energy System First
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	10/1/18	7,700,000	9,216,669
Iowa--.3%
Iowa Finance Authority,
State Revolving Fund Revenue	5.00	8/1/24	2,000,000	2,481,480
Kansas--1.1%
Wyandotte County/Kansas City
Unified Government, Utility
System Revenue (Insured; AMBAC)	5.65	9/1/18	9,130,000	10,354,790
Kentucky--.5%
Kentucky Municipal Power Agency,

Power System Revenue (Prairie
State Project) (Insured;
National Public Finance
Guarantee Corp.)	5.25	9/1/19	2,000,000	2,329,360
Pikeville,
Hospital Improvement Revenue
(Pikeville Medical Center,
Inc. Project)	6.25	3/1/23	2,195,000	2,658,321
Louisiana--.2%
Louisiana State University Board
of Supervisors and
Agricultural and Mechanical
College, Auxiliary Revenue	5.00	7/1/25	2,000,000	2,340,460
Maryland--2.8%
Maryland,
GO (State and Local Facilities
Loan)	5.00	8/1/16	4,340,000	5,103,015
Maryland,
GO (State and Local Facilities
Loan)	5.00	8/1/21	2,500,000	3,067,450
Maryland,
GO (State and Local Facilities
Loan)	5.00	8/1/21	5,000,000	6,266,500
Maryland Department of
Transportation, Consolidated
Transportation Revenue	5.00	6/1/18	4,500,000	5,519,385
Maryland Economic Development
Corporation, EDR
(Transportation Facilities
Project)	5.38	6/1/25	1,500,000	1,613,310
Maryland Health and Higher
Educational Facilities
Authority, Revenue (The Johns
Hopkins Health System
Obligated Group Issue)	5.00	7/1/24	1,155,000	1,406,998
Prince George's County,
Consolidated Public
Improvement GO	5.00	9/15/22	3,340,000	4,253,123
Massachusetts--2.9%
Massachusetts,

GO (Consolidated Loan)	5.00	4/1/24	7,500,000	9,190,125
Massachusetts College Building
Authority, Revenue	5.00	5/1/27	1,800,000	2,198,430
Massachusetts Development Finance
Agency, Revenue (Bentley
University Issue)	5.00	7/1/23	2,550,000	2,881,730
Massachusetts Development Finance
Agency, Revenue (Partners
HealthCare System Issue)	5.00	7/1/25	1,000,000	1,193,960
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	5.50	1/1/22	2,990,000	3,406,118
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/23	5,000,000	6,323,150
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	10/15/23	2,500,000	3,108,350
Michigan--4.3%
Detroit,
Sewage Disposal System Senior
Lien Revenue	6.50	7/1/24	4,765,000	5,618,888
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	7/1/19	1,635,000	1,877,013
Detroit,
Water Supply System Senior
Lien Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	7/1/18	1,750,000	1,918,315
Detroit,
Water Supply System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/22	5,000,000	5,365,000
Detroit School District,
School Building and Site
Improvement Bonds (GO -
Unlimited Tax) (Insured; FGIC)	6.00	5/1/19	2,965,000	3,643,896
Michigan,

GO (Environmental Program)	5.00	11/1/19	2,000,000	2,444,420
Michigan Building Authority,
Revenue (State Police
Communications System)	5.25	10/1/13	1,945,000	2,050,244
Michigan Finance Authority,
Unemployment Obligation
Assessment Revenue	5.00	7/1/21	10,000,000	11,944,600
Michigan Strategic Fund,
LOR (State of Michigan
Cadillac Place Office Building
Project)	5.00	10/15/15	1,040,000	1,153,703
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport)	5.00	12/1/18	2,500,000	2,873,050
Wayne County Airport Authority,
Junior Lien Airport Revenue
(Detroit Metropolitan Wayne
County Airport) (Insured;
National Public Finance
Guarantee Corp.)	5.00	12/1/22	2,500,000	2,683,500
Minnesota--.6%
Minneapolis-Saint Paul
Metropolitan Airports
Commission, Subordinate
Airport Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	1/1/25	5,000,000	5,498,300
Mississippi--.5%
Mississippi Development Bank,
Special Obligation Revenue
(Madison County Highway
Construction Project)
(Insured; National Public
Finance Guarantee Corp.)	5.00	1/1/22	3,875,000	4,363,211
Missouri--.4%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	6.00	6/1/20	3,160,000	3,597,470
Nebraska--.1%

Nebraska Public Power District,
General Revenue	5.00	1/1/19	1,000,000	1,211,030
Nevada--1.9%
Clark County,
Airport System Revenue	5.00	7/1/22	3,300,000	3,873,705
Clark County School District,
Limited Tax GO	5.00	6/15/25	4,950,000	5,737,990
Director of the State of Nevada
Department of Business and
Industry, SWDR (Republic
Services, Inc. Project)	5.63	6/1/18	5,000,000	5,732,850
Las Vegas Valley Water District,
Limited Tax GO (Additionally
Secured by Southern Nevada
Water Authority Pledged
Revenues)	5.00	6/1/25	2,100,000	2,525,103
New Jersey--2.6%
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	3,000,000	3,182,220
Casino Reinvestment Development
Authority, Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	6/1/19	5,000,000	5,316,100
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.38	6/15/15	3,300,000	3,760,284
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.50	6/15/16	1,000,000	1,191,040
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
National Public Finance
Guarantee Corporation)	5.00	9/1/18	5,500,000	6,120,565
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue (Insured;

Assured Guaranty Municipal
Corp.)	5.88	6/1/21	1,910,000		2,154,996
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; National
Public Finance Guarantee Corp.)	5.25	12/15/18	2,930,000		3,333,578
New Mexico--1.1%
Jicarilla,
Apache Nation Revenue	5.00	9/1/13	1,840,000		1,872,329
New Mexico Hospital Equipment Loan
Council, Hospital System
Revenue (Presbyterian
Healthcare Services)	6.00	8/1/23	7,500,000		8,777,775
New York--6.9%
Long Island Power Authority,
Electric System General
Revenue (Insured; National
Public Finance Guarantee Corp.)	3.73	9/1/15	3,000,000	e	3,072,240
New York City,
GO	5.00	8/1/17	2,000,000		2,400,220
New York City,
GO	5.00	8/1/18	5,000,000		5,788,000
New York City,
GO	5.00	4/1/20	2,500,000		2,764,875
New York City,
GO	5.00	8/1/20	2,655,000		3,292,492
New York City,
GO	5.00	4/1/22	4,810,000		5,313,078
New York City,
GO	5.00	8/1/28	5,000,000		5,980,350
New York City Health and Hospitals
Corporation, Health System
Revenue	5.00	2/15/22	4,385,000		5,115,366
New York City Industrial
Development Agency, Senior
Airport Facilities Revenue
(Transportation Infrastructure
Properties, LLC Obligated
Group)	5.00	7/1/20	3,035,000		3,288,149

New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	2/1/24	3,000,000	3,644,700
New York Local Government
Assistance Corporation, GO	5.25	4/1/16	3,425,000	3,864,119
New York State Dormitory
Authority, Mortgage Hospital
Revenue (The Long Island
College Hospital)
(Collateralized; FHA)	6.00	8/15/15	1,120,000	1,124,278
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.25	7/1/24	600,000	656,196
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.25	2/15/21	2,500,000	3,098,375
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/18	5,000,000	5,670,250
New York State Urban Development
Corporation, Corporate Purpose
Subordinate Lien	5.13	7/1/19	2,000,000	2,132,460
New York State Urban Development
Corporation, State Personal
Income Tax Revenue (General
Purpose)	5.00	3/15/27	2,500,000	2,991,675
Niagara County Industrial
Development Agency, Solid
Waste Disposal Facility
Revenue (American Ref-Fuel
Company of Niagara, L.P.
Facility)	5.45	11/15/12	2,000,000	2,014,760
Suffolk Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.38	6/1/28	810,000	702,902
Triborough Bridge and Tunnel
Authority, General Revenue

(MTA Bridges and Tunnels)	5.00	1/1/19	2,500,000		3,047,825
North Carolina--2.5%
North Carolina,
Capital Improvement Limited
Obligation Bonds	5.00	5/1/30	4,000,000		4,752,440
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.13	1/1/13	3,000,000		3,045,870
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.00	1/1/21	1,200,000		1,509,108
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (The United Methodist
Retirement Homes Project)	4.75	10/1/13	1,000,000		1,014,530
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (The United Methodist
Retirement Homes Project)	5.13	10/1/19	1,250,000		1,295,513
North Carolina Municipal Power
Agency Number 1, Catawba
Electric Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.25	1/1/16	2,540,000		2,581,631
North Carolina Municipal Power
Agency Number 1, Catawba
Electric Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.25	1/1/17	10,000,000		10,162,200
Ohio--2.3%
Montgomery County,
Revenue (Miami Valley Hospital)	5.75	11/15/22	2,970,000		3,655,684
Ohio Higher Educational Facility
Commission, Higher Educational
Facility Revenue (Xavier
University Project) (Insured;
CIFG) (Prerefunded)	5.25	5/1/16	3,230,000	b	3,784,397
Ohio Water Development Authority,

PCR (Buckeye Power, Inc.
Project) (Insured; AMBAC)	5.00	5/1/22	4,030,000	4,274,903
Ohio Water Development Authority,
Water Pollution Control Loan
Fund Revenue (Water Quality
Series)	5.00	12/1/23	3,000,000	3,604,740
Ross County,
Hospital Facilities Revenue
(Adena Health System)	5.75	12/1/22	3,835,000	4,392,724
University of Cincinnati,
General Receipts Bonds
(Insured; AMBAC)	5.00	6/1/17	2,500,000	2,771,850
Pennsylvania--4.3%
Allegheny County Airport
Authority, Airport Revenue
(Pittsburgh International
Airport) (Insured; FGIC)	5.00	1/1/19	3,395,000	3,838,217
Chester County Industrial
Development Authority, Revenue
(Avon Grove Charter School
Project)	5.65	12/15/17	695,000	730,591
Delaware River Joint Toll Bridge
Commission, Bridge Revenue	5.25	7/1/13	2,500,000	2,596,150
Delaware Valley Regional Finance
Authority, Local Government
Revenue	5.75	7/1/17	6,830,000	7,976,757
Erie Higher Education Building
Authority, College Revenue
(Mercyhurst College Project)	5.13	3/15/23	2,045,000	2,258,989
Montgomery County Higher Education
and Health Authority, HR
(Abington Memorial Hospital
Obligated Group)	5.00	6/1/21	6,585,000	7,805,398
Pennsylvania Intergovernmental
Cooperation Authority, Special
Tax Revenue (City of
Philadelphia Funding Program)	5.00	6/15/17	4,000,000	4,778,560
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/27	1,800,000	2,151,540
Philadelphia,

GO (Insured; XLCA)	5.25	2/15/13	5,535,000	5,639,390
Philadelphia Authority for
Industrial Development,
Revenue (Independence Charter
School Project)	5.38	9/15/17	2,000,000	2,102,900
Philadelphia School District,
GO	5.00	9/1/17	1,160,000	1,334,035
South Carolina--2.8%
Berkeley County School District,
Installment Purchase Revenue
(Securing Assets for Education)	5.25	12/1/21	9,395,000	9,899,136
Charleston Educational Excellence
Financing Corporation,
Installment Purchase Revenue
(Charleston County School
District, South Carolina
Project)	5.25	12/1/21	4,500,000	5,011,695
Hilton Head Island Public
Facilities Corporation, COP
(Insured; AMBAC)	5.00	3/1/13	1,065,000	1,087,461
Piedmont Municipal Power Agency,
Electric Revenue	5.00	1/1/20	5,000,000	5,960,000
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.00	12/1/21	3,600,000	4,487,832
Texas--7.1%
Austin,
Electric Utility System Revenue	5.00	11/15/23	1,550,000	1,843,911
Dallas Independent School
District, Unlimited Tax Bonds
(Permament School Fund
Guarantee Program)	5.00	2/15/23	1,295,000	1,604,466
Dallas-Fort Worth International
Airport Facility Improvement
Corporation, Revenue (Learjet
Inc. Project)	6.15	1/1/16	4,000,000	4,007,280
Fort Bend Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	8/15/23	7,105,000	8,689,983

Gulf Coast Waste Disposal
Authority, Bayport Area System
Revenue (Insured; AMBAC)	5.00	10/1/14	2,065,000		2,205,193
Harris County Metropolitan Transit
Authority, Sales and Use Tax
Revenue	5.00	11/1/27	2,500,000		2,999,350
Houston,
Combined Utility System First
Lien Revenue	5.00	11/15/20	2,725,000		3,404,806
Houston,
Combined Utility System First
Lien Revenue	5.00	11/15/29	2,500,000		3,003,050
Lewisville Independent School
District, Unlimited Tax School
Building Bonds (Permament
School Fund Guarantee Program)	5.00	8/15/22	7,825,000		9,623,029
Love Field Airport Modernization
Corporation, Special
Facilities Revenue (Southwest
Airlines Company - Love Field
Modernization Program Project)	5.00	11/1/15	2,840,000		3,090,062
North Texas Tollway Authority,
First Tier System Revenue	6.00	1/1/23	3,000,000		3,558,180
San Antonio,
Electric and Gas Systems
Revenue (Prerefunded)	5.00	2/1/16	5,000,000	b	5,759,800
San Antonio,
Water System Revenue	5.00	5/15/29	1,355,000		1,605,119
Tarrant County Health Facilities
Development Corporation,
Health Resources System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.75	2/15/14	5,000,000		5,398,750
Texas,
GO (College Student Loan Bonds)	5.50	8/1/19	3,500,000		4,356,380
Texas Water Development Board,
State Revolving Fund
Subordinate Lien Revenue	5.00	7/15/23	2,000,000		2,441,420
University of Houston System Board
of Regents, Consolidated

Revenue	5.00	2/15/18	2,500,000		3,017,525
University of Texas System Board
of Regents, Financing System
Revenue	5.00	8/15/20	1,000,000		1,260,000
Utah--.3%
Utah Building Ownership Authority,
LR (State Facilities Master
Lease Program)	5.00	5/15/17	1,825,000		1,955,396
Utah Building Ownership Authority,
LR (State Facilities Master
Lease Program) (Prerefunded)	5.00	5/15/14	1,125,000	b	1,215,236
Virginia--.8%
Virginia,
GO	4.00	6/1/15	4,000,000		4,400,120
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs)	5.00	2/1/22	3,000,000		3,722,550
Washington--4.5%
Energy Northwest,
Columbia Generating Station
Electric Revenue	5.00	7/1/21	5,000,000		5,762,900
Energy Northwest,
Columbia Generating Station
Electric Revenue	5.00	7/1/23	5,000,000		5,742,500
Goat Hill Properties,
LR (Government Office Building
Project) (Insured; National
Public Finance Guarantee Corp.)	5.25	12/1/20	2,360,000		2,537,425
Port of Seattle,
Intermediate Lien Revenue	5.00	2/1/18	2,500,000		2,937,600
Port of Seattle,
Intermediate Lien Revenue	5.00	8/1/28	2,485,000		2,956,653
Port of Seattle,
Limited Tax GO	5.75	12/1/25	1,000,000		1,242,850
Port of Seattle,
Limited Tax GO (Insured;
Assured Guaranty Municipal

Corp.)	5.00	11/1/16	5,000,000		5,254,300
Port of Tacoma,
Limited Tax GO (Insured;
Assured Guaranty Municipal
Corp.)	5.00	12/1/20	3,025,000		3,552,711
Washington,
GO	5.75	10/1/12	5,000		5,023
Washington,
GO	5.75	10/1/12	465,000		467,162
Washington,
GO (Various Purpose)	5.00	7/1/16	5,000,000		5,843,850
Washington,
GO (Various Purpose)	5.00	2/1/22	2,500,000		3,031,625
Washington,
GO (Various Purpose) (Insured;
AMBAC) (Prerefunded)	5.00	1/1/16	3,600,000	b	4,144,536
West Virginia--.2%
West Virginia University Board of
Governors, University
Improvement Revenue (West
Virginia University Projects)	5.00	10/1/22	1,475,000		1,821,124
Wisconsin--.3%
Wisconsin Public Power Inc.,
Power Supply System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/19	2,950,000		3,227,566
U.S. Related--2.7%
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/23	1,500,000		1,614,810
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/22	2,500,000		2,747,675
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	7/1/13	745,000		777,892
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	5.50	7/1/24	1,750,000		1,955,135

Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/16	510,000		554,951
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/18	3,000,000		3,370,320
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/23	2,670,000		2,958,413
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue (Insured;
XLCA)	5.25	7/1/20	2,000,000		2,196,200
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.50	8/1/21	8,000,000		9,591,440
Total Long-Term Municipal Investments
(cost $879,854,506)					950,379,775
Short-Term Municipal	Coupon	Maturity	Principal
Investments--.3%	Rate (%)	Date	Amount ($)		Value ($)
California--.0%
California,
GO Notes
(Kindergarten-University)
(LOC: California State
Teachers Retirement System and
Citibank NA)	0.19	9/1/12	300,000	f	300,000
New York--.3%
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.20	9/1/12	2,600,000	f	2,600,000
Total Short-Term Municipal Investments
(cost $2,900,000)					2,900,000
Total Investments (cost $882,754,506)			99.2%		953,279,775
Cash and Receivables (Net)			.8%		7,247,539
Net Assets			100.0%		960,527,314

a Security issued with a zero coupon. Income is recognized through the accretion of discount.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2012, this security was valued at $2,903,387 or 0.3% of net assets.
d Non-income producing--security in default.
e Variable rate security--interest rate subject to periodic change.
f Variable rate demand note - rate shown is the interest rate in effect at August 31, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At August 31, 2012, net unrealized appreciation on investments was $70,525,269 of which $72,839,054 related to appreciated investment securities and $2,313,785 related to depreciated investment securities. At August 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue

IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of August 31, 2012 in valuing the fund's investments:

Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	952,469,865	809,910	953,279,775

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of
Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and
general market conditions. All preceding securities are categorized as
Level 2 in the hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level
2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as
Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	October 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	October 22, 2012

By:	/s/ James Windels
James Windels
Treasurer

Date:	October 22, 2012

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)